Income Taxes - Components of Deferred Income Taxes Asset (Liability) (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Jan. 31, 2022
Deferred tax assets and liabilities [abstract]
Inventories	$ 75.3	$ 44.9
Investment tax credits receivable	(3.1)	(2.5)
Other current assets	(3.7)	(27.9)
Trade payables and accruals	16.3	18.8
Provisions	98.7	62.6
Other financial liabilities	13.2	6.2
Lease liabilities	10.8	7.3
Deferred revenues	18.4	55.7
Other financial asset	(15.8)	(2.9)
Other	(1.9)	1.0
Deferred tax assets (liabilities), Current	208.2	163.2
Property, plant and equipment	(71.5)	(62.2)
Intangible assets	(71.3)	(65.3)
Right-of-use assets	(43.1)	(33.5)
Provisions	26.7	19.0
Long-term debt	8.8	1.2
Lease liabilities	36.6	29.8
Deferred revenues	32.1	25.1
Employee future benefit liabilities	32.1	42.6
Other non-current liabilities	(7.7)	(1.7)
Other	2.4	(2.0)
Deferred tax assets (liabilities), Non-current	(54.9)	(47.0)
Related to non-capital losses carried forward	63.3	74.9
Related to capital losses carried forward	25.4	23.9
Deferred tax assets (liabilities), Gross	242.0	215.0
Unrecognized tax benefits	(43.0)	(24.6)
Total	$ 199.0	$ 190.4